Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement Of Cash Flows [Abstract]
Amortization of stock-based compensation			$ 0	$ 10,275
Note payable for commitment fees	$ 60,000	$ 50,000	$ 50,000	$ 39,000
Principal payments on note payable	600,000
Additional note payable for commitment fees	40,000
Principal payments on notes payable	400,000
Convertible note payable	15,000
Accrued interest	$ 15,984